SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

April 19, 2024

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Tuttle Capital Inverse ESG ETF and Tuttle Capital Self Defense Index ETF, each a series of the Spinnaker ETF Series File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Tuttle Capital Inverse ESG ETF and Tuttle Capital Self Defense Index ETF do not differ from those contained in Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on April 16, 2024.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie Coop
Tracie Coop, Secretary